Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 61,019,287	$ 21,155,247
Marketable securities, available-for-sale	6,787,556	11,299,206
Prepaid expenses and other current assets	1,453,705	968,342
Total current assets	69,260,548	33,422,795
Cash-restricted	200,000	200,000
Property and equipment, net	405,659	377,996
Other assets		26,963
Total assets	69,866,207	34,027,754
Current liabilities:
Notes payable-current portion	5,660,034	5,281,502
Accounts payable	2,370,261	458,511
Accrued expenses	2,821,313	1,700,719
Interest payable	46,805	76,687
Deferred revenue		2,000,000
Total current liabilities	10,898,413	9,517,419
Deferred rent and lease incentives	81,299	90,782
Notes payable	510,004	4,804,176
Interest payable	222,222	162,222
Preferred stock warrant liability		477,375
Total liabilities	11,711,938	15,051,974
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value, 15,000,000 and 0 shares authorized at September 30, 2014 and December 31, 2013, respectively, no shares issued and outstanding at September 30, 2014 and December 31, 2013
Common stock, $0.0001 par value, 150,000,000 and 312,825,000 shares authorized at September 30, 2014 and December 31, 2013, respectively, 16,992,164 and 588,988 shares issued and 16,992,164 and 588,733 shares outstanding at September 30, 2014 and December 31, 2013, respectively	1,699	59
Additional paid in capital	180,862,964	3,983,222
Treasury stock		(938)
Accumulated comprehensive (loss) income	(4,427)	67
Accumulated deficit	(122,705,967)	(110,876,561)
Total stockholders' equity (deficit)	58,154,269	(106,894,151)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	69,866,207	34,027,754
Convertible Series A-1 preferred stock
Convertible preferred stock:
Convertible preferred stock		675,000
Convertible Series A-2 preferred stock
Convertible preferred stock:
Convertible preferred stock		16,379,250
Convertible Series B preferred stock
Convertible preferred stock:
Convertible preferred stock		63,964,035
Convertible Series C preferred stock
Convertible preferred stock:
Convertible preferred stock		14,936,553
Convertible Series D preferred stock
Convertible preferred stock:
Convertible preferred stock		$ 29,915,093